Unit-based Compensation - Summary of the fair value of each Class C Unit grant using a Black-Scholes option - Parenthetical (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 25, 2021	Mar. 27, 2021	Sep. 25, 2021	Sep. 26, 2020
Officers Employees And Directors [Member] | Redeemable Class C Units [Member] | Share-based Payment Arrangement, Option [Member]
Schedule of Share Based Payment Award Valuation Assumptions Line Items [Line Items]
Share based compensation by share based award weighted average grant date fair value per share granted	$ 407.19	$ 160.03	$ 5.56	$ 0.12